Preferred Dividends (Tables)	6 Months Ended
Jun. 30, 2013
Preferred Dividends [Abstract]
Dividends on Preferred Stock
	Preferred	Annual
	Shares	Dividend	Accrual	Accrued
	Outstanding	Rate	Period	Dividends
Series C Preferred Stock	1,500	*	January - December	$175,450
Series D Preferred Stock	608	10%	January - December	61,340
Series E Preferred Stock	2,575	12%	September - December	82,675
Series F Preferred Stock	4,150	12%	September - December	145,250
Series H Preferred Stock	1,425	**	October - December	378,500

Total				$843,215

*   The stated dividend rate is 10%, however if the dividends are not paid, the dividend rate becomes 12%.
** Dividends accrue on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount

	Preferred	Annual
	Shares	Dividend	Accrual	Accrued
	Outstanding	Rate	Period	Dividends
Series C Preferred Stock	1,500	*	January - June	$89,261
Series D Preferred Stock	42	10%	January - May	3,000
Series E Preferred Stock	2,875	12%	January - June	182,100
Series F Preferred Stock	4,150	12%	January - June	245,305
Series H Preferred Stock	1,425	**	January - June	334,000

Total				$853,666

*   The stated dividend rate is 10%, however if the dividends are not paid, the dividend rate becomes 12%.
** Dividends accrue on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.